Biological assets (Details Narrative) - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Biological assets
Amortization of biological assets	$ 466,256	$ 401,621
Biological assets description	Company owned 29 forest right certificates with expiry dates ranging from August 2053 to December 2076 and with an aggregate area of 14.5 square miles